Noncontrolling Interest - Additional Information (Details) - July 2016 Noncontrolling Redeemable Interest $ in Millions	Jul. 31, 2016 USD ($)
Minority Interest [Line Items]
Stock issued during period, value	$ 1.4
Minimum Capital Stock Sold Percentage on Outstanding Capital Stock	25.00%
Minimum Assets Sold Percentage on Aggregate Value of Assets	25.00%